BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Herbal Remedies | 2022 Second Quarter Acquisition
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of fair value of identifiable assets acquired, and liabilities assumed as of the acquisition date

Herbal Remedies
ASSETS ACQUIRED
Cash	$637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Property, plant, and equipment	122
Right-of-use assets - operating	700
Total assets acquired at fair value	18,895

LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983

Goodwill	1,180

Consideration transferred	$19,092

Schedule of components of purchase consideration

		Shares	Fair Value
Cash	i	—	$3,002
Debt Payable	ii	—	14,220
Shares Issued	iii	353	1,870

Total		353	$19,092

Cultivauna | 2022 First Quarter Acquisition
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Schedule of fair value of identifiable assets acquired, and liabilities assumed as of the acquisition date

Cultivauna
ASSETS ACQUIRED
Cash	$1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Intangible assets - trade name/brand	3,400
Intangible assets - host community agreements	2,100
Property, plant, and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983

LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643

Goodwill	11,281

Consideration transferred	$21,621

Schedule of components of purchase consideration

		Shares	Fair Value
Cash	i	—	$11,027
Shares Issued	ii	329	4,482
Contingent Consideration	iii	—	6,112

Total		329	$21,621